Interim consolidated statements of changes in equity (Unaudited) - BRL (R$) R$ in Millions	Issued capital	Capital Reserve	Treasury shares	Cash flow hedge reserve	Accumulated losses	Total
Beginning balance at Dec. 31, 2016	R$ 1,488.6	R$ 1,291.0		R$ (33.8)	R$ (1,743.8)	R$ 1,002.0
Net profit (loss) | Adjustments						3.1
Net profit (loss)					55.4	55.4
Other comprehensive income (loss)				0.6		0.6
Total comprehensive income				0.6	55.4	56.0
Share-based payment expense (Note 19)		1.2				1.2
Ending balance at Mar. 31, 2017	1,488.6	1,292.2		(33.2)	(1,688.4)	1,059.2
Beginning balance at Dec. 31, 2016	1,488.6	1,291.0		(33.8)	(1,743.8)	1,002.0
Ending balance at Dec. 31, 2017	2,163.4	1,898.9	R$ (2.7)	(11.2)	(1,214.8)	2,833.6
Impact of adoption | Impact of adoption of IFRS 15 (Note 3)					(41.3)	(41.3)
Impact of adoption | Impact of adoption of IFRS 9 (Note 3)					(0.4)	(0.4)
Balance after adoption	2,163.4	1,898.9	(2.7)	(11.2)	(1,256.5)	2,791.9
Net profit (loss)					210.6	210.6
Other comprehensive income (loss)				2.0		2.0
Total comprehensive income				2.0	210.6	212.6
Issuance of shares due exercise of stock options (Note 13)	19.1	(11.1)				8.0
Treasury shares (Note 13)			(1.4)			(1.4)
Share-based payment expense (Note 19)		7.6				7.6
Ending balance at Mar. 31, 2018	R$ 2,182.5	R$ 1,895.4	R$ (4.1)	R$ (9.2)	R$ (1,045.9)	R$ 3,018.7